Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	£ 219,716	£ 210,094
ECL	1,005	865
Mortgages
Disclosure of credit risk exposure [line items]
ECL	251	190
Credit cards
Disclosure of credit risk exposure [line items]
ECL	130	89
Other
Disclosure of credit risk exposure [line items]
ECL	164	109
Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,384	4,984
ECL	67	52
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	393	425
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0	0
Upside 1
Disclosure of credit risk exposure [line items]
Exposure	306,284	313,348
ECL	£ 930	£ 782
Proportion of assets in Stage 2	4.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside 1 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 213,557	£ 212,396
ECL	£ 489	£ 307
Proportion of assets in Stage 2	4.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 192,346	£ 190,663
ECL - of which: mortgages	£ 214	£ 134
Proportion of assets in Stage 2 - of which: mortgages	4.00%	6.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Upside 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 12,845	£ 12,301
ECL	£ 122	£ 78
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,366	£ 9,432
ECL	£ 153	£ 95
Proportion of assets in Stage 2	7.00%	3.00%
Proportion of assets in Stage 3	2.00%	2.00%
Upside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,740	£ 5,298
ECL	£ 65	£ 50
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 28,277	£ 27,305
ECL	£ 376	£ 425
Proportion of assets in Stage 2	8.00%	16.00%
Proportion of assets in Stage 3	2.00%	2.00%
Upside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 58,710	£ 68,349
ECL	£ 0	£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 306,284	£ 313,348
ECL	£ 932	£ 762
Proportion of assets in Stage 2	4.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 213,557	£ 212,396
ECL	£ 497	£ 286
Proportion of assets in Stage 2	4.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 192,346	£ 190,663
ECL - of which: mortgages	£ 218	£ 125
Proportion of assets in Stage 2 - of which: mortgages	4.00%	6.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Base case | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 12,845	£ 12,301
ECL	£ 123	£ 72
Proportion of assets in Stage 2	3.00%	1.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,366	£ 9,432
ECL	£ 156	£ 89
Proportion of assets in Stage 2	7.00%	3.00%
Proportion of assets in Stage 3	2.00%	2.00%
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,740	£ 5,298
ECL	£ 66	£ 51
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 28,277	£ 27,305
ECL	£ 369	£ 425
Proportion of assets in Stage 2	9.00%	16.00%
Proportion of assets in Stage 3	2.00%	2.00%
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 58,710	£ 68,349
ECL	£ 0	£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 306,284	£ 313,348
ECL	£ 993	£ 851
Proportion of assets in Stage 2	5.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 213,557	£ 212,396
ECL	£ 529	£ 375
Proportion of assets in Stage 2	4.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 192,346	£ 190,663
ECL - of which: mortgages	£ 244	£ 177
Proportion of assets in Stage 2 - of which: mortgages	4.00%	6.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 12,845	£ 12,301
ECL	£ 127	£ 89
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,366	£ 9,432
ECL	£ 158	£ 109
Proportion of assets in Stage 2	7.00%	4.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,740	£ 5,298
ECL	£ 65	£ 51
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 28,277	£ 27,305
ECL	£ 399	£ 425
Proportion of assets in Stage 2	9.00%	17.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 58,710	£ 68,349
ECL	£ 0	£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 306,284	£ 313,348
ECL	£ 1,383	£ 988
Proportion of assets in Stage 2	11.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 213,557	£ 212,396
ECL	£ 830	£ 510
Proportion of assets in Stage 2	10.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 192,346	£ 190,663
ECL - of which: mortgages	£ 501	£ 283
Proportion of assets in Stage 2 - of which: mortgages	11.00%	7.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 12,845	£ 12,301
ECL	£ 142	£ 102
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,366	£ 9,432
ECL	£ 187	£ 125
Proportion of assets in Stage 2	9.00%	5.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,740	£ 5,298
ECL	£ 69	£ 53
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 28,277	£ 27,305
ECL	£ 484	£ 425
Proportion of assets in Stage 2	18.00%	21.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 58,710	£ 68,349
ECL	£ 0	£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Stubborn Inflation
Disclosure of credit risk exposure [line items]
Exposure	£ 306,284
ECL	£ 1,149
Proportion of assets in Stage 2	7.00%
Proportion of assets in Stage 3	1.00%
Stubborn Inflation | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 213,557
ECL	£ 647
Proportion of assets in Stage 2	6.00%
Proportion of assets in Stage 3	1.00%
Stubborn Inflation | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 192,346
ECL - of which: mortgages	£ 324
Proportion of assets in Stage 2 - of which: mortgages	6.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%
Stubborn Inflation | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 12,845
ECL	£ 140
Proportion of assets in Stage 2	3.00%
Proportion of assets in Stage 3	0.00%
Stubborn Inflation | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,366
ECL	£ 183
Proportion of assets in Stage 2	8.00%
Proportion of assets in Stage 3	2.00%
Stubborn Inflation | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,740
ECL	£ 68
Proportion of assets in Stage 2	6.00%
Proportion of assets in Stage 3	1.00%
Stubborn Inflation | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 28,277
ECL	£ 434
Proportion of assets in Stage 2	14.00%
Proportion of assets in Stage 3	2.00%
Stubborn Inflation | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 58,710
ECL	£ 0
Proportion of assets in Stage 2	0.00%
Proportion of assets in Stage 3	0.00%
Downside 3
Disclosure of credit risk exposure [line items]
Exposure		£ 313,348
ECL		£ 1,141
Proportion of assets in Stage 2		7.00%
Proportion of assets in Stage 3		1.00%
Downside 3 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 212,396
ECL		£ 662
Proportion of assets in Stage 2		8.00%
Proportion of assets in Stage 3		1.00%
Downside 3 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages		£ 190,663
ECL - of which: mortgages		£ 437
Proportion of assets in Stage 2 - of which: mortgages		8.00%
Proportion of assets in Stage 3 - of which: mortgages		1.00%
Downside 3 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure		£ 12,301
ECL		£ 101
Proportion of assets in Stage 2		2.00%
Proportion of assets in Stage 3		0.00%
Downside 3 | Other
Disclosure of credit risk exposure [line items]
Exposure		£ 9,432
ECL		£ 124
Proportion of assets in Stage 2		4.00%
Proportion of assets in Stage 3		2.00%
Downside 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure		£ 5,298
ECL		£ 54
Proportion of assets in Stage 2		4.00%
Proportion of assets in Stage 3		1.00%
Downside 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 27,305
ECL		£ 425
Proportion of assets in Stage 2		21.00%
Proportion of assets in Stage 3		2.00%
Downside 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure		£ 68,349
ECL		£ 0
Proportion of assets in Stage 2		0.00%
Proportion of assets in Stage 3		0.00%
Weighted
Disclosure of credit risk exposure [line items]
Exposure	£ 306,284	£ 313,348
ECL	£ 1,005	£ 865
Proportion of assets in Stage 2	7.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 213,557	£ 212,396
ECL	£ 544	£ 388
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 192,346	£ 190,663
ECL - of which: mortgages	£ 251	£ 190
Proportion of assets in Stage 2 - of which: mortgages	7.00%	6.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Weighted | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 12,845	£ 12,301
ECL	£ 130	£ 89
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 8,366	£ 9,432
ECL	£ 163	£ 109
Proportion of assets in Stage 2	8.00%	4.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,740	£ 5,298
ECL	£ 67	£ 52
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 28,277	£ 27,305
ECL	£ 394	£ 425
Proportion of assets in Stage 2	12.00%	18.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 58,710	£ 68,349
ECL	£ 0	£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%